Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	¥ 16,466,167
Net change during the period	915,544	¥ 1,263,173
Balance at end of period	17,457,394	16,147,508
Accumulated other comprehensive income, net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	844,192	227,033
Net change during the period	840,815	1,198,138
Balance at end of period	1,685,007	1,425,171
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	(883,466)	(674,230)
Net change during the period	(157,542)	(218,267)
Balance at end of period	(1,041,008)	(892,497)
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	3,268	(14,538)
Net change during the period	(22,260)	45,485
Balance at end of period	(18,992)	30,947
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	594	5,969
Net change during the period	13	(21,686)
Balance at end of period	607	(15,717)
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	8,304	29,124
Net change during the period	48,926	(16,948)
Balance at end of period	57,230	12,176
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of period	1,715,492	880,708
Net change during the period	971,678	1,409,554
Balance at end of period	¥ 2,687,170	¥ 2,290,262